Shareholder Report, Holdings (Details)	Dec. 31, 2024
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.05%
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.19%
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
T-REX 2X LONG BITCOIN DAILY TARGET ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Digital Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.22%
T-REX 2X LONG BITCOIN DAILY TARGET ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Cash Collateral [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.40%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.55%)
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Digital Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.59%
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.41%